Note 11 - Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]

Note 11 - Other Current Liabilities

In 2008, we entered into an Amended and Restated License Agreement with Philip Morris USA, Inc., or PMUSA, with respect to the U.S., or the U.S. License Agreement, and, as PMUSA had assigned its ex-U.S. rights to Philip Morris Products S.A., or PMPSA, effective on the same date and on substantially the same terms and conditions, we entered into a license agreement with PMPSA with respect to rights outside of the U.S., which we refer to, together with the U.S. License Agreement, as the PM License Agreements.

Amendment No. 1 to the Amended and Restated License Agreement with Philip Morris USA for Aerosolization Technology

On January 16, 2024, we entered into Amendment No. 1 to the U.S. License Agreement, effective as of January 17, 2024, or the U.S. License Agreement Amendment, which amended the U.S. License Agreement. The U.S. License Agreement licenses U.S. intellectual property rights to us in respect of our former acute pulmonary care platform that was globally outlicensed to the Licensee in August 2022. Pursuant to the U.S. License Agreement Amendment, we agreed to pay PMUSA (i) $100,000 by January 18, 2024, or the PMUSA Upfront Payment, (ii) $400,000 no later than the earlier of (a) July 1, 2024 or (b) the Company receiving a specified amount of net proceeds from debt or equity financings occurring on or after January 17, 2024 and (iii) up to an aggregate of $1.4 million upon the achievement of certain development and regulatory milestones, which milestone payments are expected to be funded from corresponding milestone payments received from the Licensee. Additionally, under the U.S. License Agreement Amendment, the parties extinguished and released their respective rights, obligations and claims in respect of quarterly payments under Section 7.3 of the U.S. License Agreement as in effect immediately prior to January 17, 2024. The U.S. License Agreement Amendment also grants PMUSA the right to terminate the U.S. License Agreement upon 30 days prior written notice to us if we have not paid a milestone payment to PMUSA by January 1, 2028.

Amendment No. 2 to the Amended and Restated License Agreement with Philip Morris USA for Aerosolization Technology

As a result of us not paying the $400,000 payable to PMUSA by July 1, 2024, PMUSA issued a notice of default to us dated July 17, 2024.  Such notice of default informed us that to avoid termination of the US License Agreement and a collection action via arbitration, we must pay the $400,000 by September 15, 2024.

We did not pay $400,000 to PMUSA by September 15, 2024 as specified in the notice of default.  Rather, on October 28, 2024, we entered into Amendment No. 2 to the License Agreement with PMUSA, or the Second PMUSA License Amendment, to further amend the PMUSA License Agreement. Pursuant to the Second PMUSA License Amendment, we agreed to pay PMUSA (i) $200,000 no later than October 29, 2024, or the PMUSA Initial Payment, and (ii) $200,000 no later than November 15, 2024, or the PMUSA Deferred Payment, plus interest on the PMUSA Deferred Payment at the rate of 18% per annum for the period beginning on July 2, 2024, and ending on the date of payment. In the event any balance on the PMUSA Deferred Payment (including accrued interest) remains unpaid after November 15, 2024, interest on such remaining balance will then accrue at the rate of 27% per annum until December 31, 2024 or the date of payment, whichever is earlier. In the event any balance (including accrued interest) on the PMUSA Deferred Payment remains unpaid after December 31, 2024, interest shall then accrue at the rate of 36% per annum on such balance until the date of payment.

Amendment No. 1 to the License Agreement with Philip Morris Products for Aerosolization Technology

On January 16, 2024, we also entered into Amendment No. 1 to the License Agreement with PMPSA, effective as of January 17, 2024, or the PMPSA License Amendment, which amended the License Agreement, dated March 28, 2008, between us and PMPSA, or the PMPSA License Agreement. The PMPSA License Agreement licenses ex-U.S. intellectual property to us in respect of our former acute pulmonary care platform that was globally outlicensed to the Licensee in August 2022. Pursuant to the PMPSA License Amendment, we agreed to pay PMPSA (i) $75,000 by January 19, 2024, or the PMPSA Upfront Payment, (ii) $325,000 no later than the earlier of (a) July 1, 2024 or (b) the Company receiving a specified amount of net proceeds from debt or equity financings occurring on or after January 17, 2024 (together with the PMPSA Upfront Payment, the Fixed Payments) and (iii) up to an aggregate of $1.4 million upon the achievement of certain development and regulatory milestones, which milestone payments are expected to be funded from corresponding milestone payments received from the Licensee. Additionally, but contingent upon our timely payment of the Fixed Payments, the parties extinguished and released their respective rights, obligations and claims in respect of quarterly payments under Section 6.2 of the PMPSA License Agreement as in effect immediately prior to January 17, 2024.

Amendment No. 2 to the License Agreement with Philip Morris Products for Aerosolization Technology

We did not pay $325,000 to PMPSA by July 1 as required by the PMPSA License Amendment.  Rather, on July 31, 2024, we entered into Amendment No. 2 to the License Agreement with PMPSA, or the Second PMPSA License Amendment, to further amend the PMPSA License Agreement. Pursuant to the Second PMPSA License Amendment, we agreed to pay PMPSA (i) $200,000 no later than August 2, 2024, or the PMPSA Initial Payment, and (ii) $125,000 no later than November 15, 2024, or the PMPSA Deferred Payment, plus interest on the PMPSA Deferred Payment at the rate of 18% per annum for the period beginning on July 2, 2024, and ending on the date of payment. In the event any balance on the PMPSA Deferred Payment (including accrued interest) remains unpaid after November 15, 2024, interest on such remaining balance will then accrue at the rate of 27% per annum until December 31, 2024 or the date of payment, whichever is earlier. In the event any balance (including accrued interest) on the PMPSA Deferred Payment remains unpaid after December 31, 2024, interest shall then accrue at the rate of 36% per annum on such balance until the date of payment.

Accounting for the PMUSA and PMPSA Payments

We accounted for these payments as a recognized subsequent event for 2023 in accordance with applicable accounting guidance provided in ASC Topic 855, Subsequent Events. For the year ended December 31, 2023, we accrued $0.9 million for payments to PMUSA and PMPSA to be paid in 2024. During the first quarter of 2024, the PMUSA Upfront Payment and the PMPSA Upfront Payment were both paid. During the third quarter of 2024, the PMPSA Initial Payment was paid.  As of September 30, 2024, the remaining liability related to PMUSA and PMPSA is $0.5 million and is recorded in other current liabilities.  During October 2024, the PMUSA Initial Payment of $200,000 was paid.  The PMUSA Deferred Payment of $200,000 and the PMPSA Deferred Payment of $125,000 have not been paid as of November 25, 2024.

Note 9 - Other Current Liabilities

In 2008, we entered into an Amended and Restated License Agreement with Philip Morris USA, Inc., or PMUSA, with respect to the U.S., or the U.S. License Agreement, and, as PMUSA had assigned its ex-U.S. rights to Philip Morris Products S.A., or PMPSA, effective on the same date and on substantially the same terms and conditions, we entered into a license agreement with PMPSA with respect to rights outside of the U.S., which we refer to, together with the U.S. License Agreement, as the PM License Agreements (See the section titled, “Note 13 – Collaboration, Licensing and Research Funding Agreements – Philip Morris USA Inc. and Philip Morris Products S.A.”)

Amendment No. 1 to the Amended and Restated License Agreement with Philip Morris USA for Aerosolization Technology

On January 16, 2024, we entered into Amendment No. 1 to the U.S. License Agreement, effective as of January 17, 2024, or the U.S. License Agreement Amendment, which amended the U.S. License Agreement. The U.S. License Agreement licenses U.S. intellectual property rights to us in respect of our former acute pulmonary care platform that was globally outlicensed to the Licensee in August 2022. Pursuant to the U.S. License Agreement Amendment, we agreed to pay PMUSA (i) $100,000 by January 18, 2024, (ii) $400,000 no later than the earlier of (a) July 1, 2024 or (b) the Company receiving a specified amount of net proceeds from debt or equity financings occurring on or after January 17, 2024 and (iii) up to an aggregate of $1.4 million upon the achievement of certain development and regulatory milestones, which milestone payments are expected to be funded from corresponding milestone payments received from the Licensee. Additionally, under the U.S. License Agreement Amendment, the parties extinguished and released their respective rights, obligations and claims in respect of quarterly payments under Section 7.3 of the U.S. License Agreement as in effect immediately prior to January 17, 2024. The U.S. License Agreement Amendment also grants PMUSA the right to terminate the U.S. License Agreement upon 30 days prior written notice to us if we have not paid a milestone payment to PMUSA by January 1, 2028.

Amendment No. 1 to the License Agreement with Philip Morris Products for Aerosolization Technology

On January 16, 2024, we also entered into Amendment No. 1 to the License Agreement with PMPSA, effective as of January 17, 2024, or the PMPSA License Amendment, which amended the License Agreement, dated March 28, 2008, between us and PMPSA, or the PMPSA License Agreement. The PMPSA License Agreement licenses ex-U.S. intellectual property to us in respect of our former acute pulmonary care platform that was globally outlicensed to the Licensee in August 2022. Pursuant to the PMPSA License Amendment, we agreed to pay PMPSA (i) $75,000 by January 19, 2024, or the Upfront Payment, (ii) $325,000 no later than the earlier of (a) July 1, 2024 or (b) the Company receiving a specified amount of net proceeds from debt or equity financings occurring on or after January 17, 2024 (together with the Upfront Payment, the Fixed Payments) and (iii) up to an aggregate of $1.4 million upon the achievement of certain development and regulatory milestones, which milestone payments are expected to be funded from corresponding milestone payments received from the Licensee. Additionally, but contingent upon our timely payment of the Fixed Payments, the parties extinguished and released their respective rights, obligations and claims in respect of quarterly payments under Section 6.2 of the PMPSA License Agreement as in effect immediately prior to January 17, 2024.

Accounting for the PMUSA and PMPSA Payments

We have accounted for these payments as a recognized subsequent event in accordance with applicable accounting guidance provided in ASC Topic 855, Subsequent Events. For the year ended December 31, 2023, we accrued $0.9 million for payments to PMUSA and PMPSA to be paid in 2024.